ACQUISITIONS - Schedule of Purchase Price Allocations (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Feb. 11, 2020	Sep. 26, 2019
Disclosure of detailed information about business combination [line items]
Non-recourse borrowings	$ (14,397)	$ (14,595)
Spanish CSP Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents			$ 22
Restricted cash			27
Trade receivables and other current assets			33
Property, plant and equipment, at fair value			661
Deferred tax assets			14
Other non-current assets			8
Current liabilities			(17)
Financial instruments			(148)
Non-recourse borrowings			(475)
Decommissioning liabilities			(23)
Other long-term liabilities			(22)
Fair value of identifiable net assets acquired			80
Goodwill			41
Purchase price			$ 121
2019 TERP DG Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents				$ 3
Trade receivables and other current assets				47
Property, plant and equipment, at fair value				753
Current liabilities				(8)
Decommissioning liabilities				(33)
Other long-term liabilities				(27)
Fair value of identifiable net assets acquired				$ 735